Property, Plant and Equipment - Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,115,089	$ 1,058,909
Less: Accumulated depreciation and amortization	(603,430)	(564,588)
Property, plant and equipment, net	$ 511,659	494,321
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 17,938	18,188
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 322,751	328,938
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 306,750	299,175
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 277,006	243,809
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 109,770	103,257
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 80,874	$ 65,542